PROFITS INTEREST UNITS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 104,600	$ 1,400
Contingent consideration
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 600
Selling, general and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 97,800
Unrecognized compensation expense			9,800	$ 6,400
Performance PIUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 1,200	800
Units that are not expected to vest			18,011,127
Time-Vesting PIUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 0	$ 0
Units expected to vest			9,413,835
Units vested			0	0